Share Capital	12 Months Ended
Jun. 30, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Authorised share capital:	2023 £’000	2022 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2023 No.	£’000	2022 No.	£’000
Class A ordinary shares	41,810,877	836	40,666,258	813
Class B ordinary shares	15,940,112	319	16,097,612	322
Ordinary shares of £0.02 each	57,750,989	1,155	56,763,870	1,135
The Company issued 771,327 new shares for the year ended 30 June 2023 (30 June 2022: 1,045,414) in relation to exercise of options and 215,792 new shares as equity consideration related to acquisitions (30 June 2022: nil).
The movement in Class B shares represents transfer to Class A shares.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADSs each have one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares and the class B ordinary shares pari passu as if they were all shares of the same class.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares and Class B ordinary shares in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.
Restrictions
Class B ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class B ordinary shares were permitted other than to a person who is a permitted Class B ordinary transferee or pursuant to the IPO (which for the avoidance of doubt includes sales pursuant to any secondary offering or exercise of any over-allotment option in connection with the IPO).
No transfers of Class B ordinary shares shall be permitted (other than to a person who is a permitted Class B ordinary transferee):
(a) in excess of 25% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO;
(b) in excess of 40% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling on the third anniversary of the IPO; and
(c) in excess of 60% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the fifth anniversary of the IPO.
Following the fifth anniversary of the IPO, a Class B ordinary shareholder may elect, at any time, to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.